POLEN GROWTH FUND
Portfolio of Investments
July 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.9%
Credit Services — 15.7%
Mastercard, Inc., Class A	1,715,409	$ 606,894,550
PayPal Holdings, Inc.*	3,012,077	260,635,023
Visa, Inc., Class A	2,675,515	567,503,487
		1,435,033,060
Diagnostics & Research — 1.4%
Illumina, Inc.*	594,359	128,785,708
Drug Manufacturers - Specialty & Generic — 2.7%
Zoetis, Inc.	1,377,097	251,389,057
Entertainment — 2.7%
Netflix, Inc.*	1,111,905	250,067,435
Footwear & Accessories — 2.1%
NIKE, Inc., Class B	1,644,103	188,940,317
Healthcare Plans — 4.0%
UnitedHealth Group, Inc.	665,699	361,035,196
Information Technology Services — 6.1%
Accenture PLC, Class A	1,183,273	362,389,189
Gartner, Inc.*	718,769	190,818,794
		553,207,983
Internet Content & Information — 17.3%
Airbnb, Inc., Class A*	2,942,539	326,562,978
Alphabet, Inc., Class C*	6,875,940	802,009,642
Meta Platforms, Inc., Class A*	2,820,465	448,735,981
		1,577,308,601
Internet Retail — 13.3%
Amazon.com, Inc.*	9,034,320	1,219,181,484
Medical Devices — 4.9%
Abbott Laboratories	3,216,849	350,121,845
Align Technology, Inc.*	345,660	97,120,090
		447,241,935
	Number of Shares	Value
COMMON STOCKS — (Continued)
Medical Instruments & Supplies — 1.9%
Intuitive Surgical, Inc.*	768,071	$ 176,786,902
Software Application — 13.8%
Autodesk, Inc.*	1,783,050	385,709,376
DocuSign, Inc.*	2,143,411	137,135,436
Salesforce, Inc.*	2,271,361	417,975,851
ServiceNow, Inc.*	711,446	317,774,470
		1,258,595,133
Software Infrastructure — 13.0%
Adobe, Inc.*	1,472,149	603,757,748
Microsoft Corp.	2,077,496	583,236,227
		1,186,993,975
TOTAL COMMON STOCKS (Cost $7,284,367,561)		9,034,566,786

TOTAL INVESTMENTS - 98.9% (Cost $7,284,367,561)		9,034,566,786
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		101,544,491
NET ASSETS - 100.0%		$9,136,111,277

†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL GROWTH FUND
Portfolio of Investments
July 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 96.1%
Australia — 2.5%
CSL Ltd.	69,797	$ 14,211,852
France — 4.9%
L'Oreal SA	30,911	11,686,133
LVMH Moet Hennessy Louis Vuitton SE	22,674	15,743,801
		27,429,934
Germany — 10.0%
adidas AG	76,582	13,248,042
SAP SE	231,423	21,585,457
Siemens Healthineers AG	425,782	21,818,629
		56,652,128
Ireland — 10.3%
Accenture PLC, Class A	67,357	20,628,755
ICON PLC*	155,696	37,561,660
		58,190,415
Switzerland — 3.9%
Nestle SA, Registered Shares	177,521	21,751,168
United States — 64.5%
Abbott Laboratories	251,554	27,379,136
Adobe, Inc.*	85,796	35,186,656
Align Technology, Inc.*	46,284	13,004,415
Alphabet, Inc., Class C*	336,560	39,256,358
Amazon.com, Inc.*	235,560	31,788,822
Aon PLC, Class A	84,948	24,723,266
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Autodesk, Inc.*	117,779	$ 25,477,953
Automatic Data Processing, Inc.	87,488	21,095,107
Mastercard, Inc., Class A	93,415	33,049,293
Meta Platforms, Inc., Class A*	63,128	10,043,665
Microsoft Corp.	129,567	36,374,640
NIKE, Inc., Class B	103,478	11,891,692
Starbucks Corp.	154,848	13,128,013
Visa, Inc., Class A	198,589	42,122,713
		364,521,729
TOTAL COMMON STOCKS (Cost $485,761,345)		542,757,226

TOTAL INVESTMENTS - 96.1% (Cost $485,761,345)		542,757,226
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%		22,311,139
NET ASSETS - 100.0%		$565,068,365

†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments
July 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 93.6%
Argentina — 2.2%
MercadoLibre, Inc.*	6,687	$ 5,441,279
Australia — 2.9%
CSL Ltd.	35,448	7,217,813
Canada — 1.2%
Shopify, Inc., Class A*	86,960	3,028,817
China — 4.8%
Shenzhou International Group Holdings Ltd.	344,443	3,622,907
Tencent Holdings Ltd.	222,120	8,584,674
		12,207,581
France — 6.3%
Dassault Systemes SE	58,863	2,524,735
Kering SA	8,697	4,978,958
LVMH Moet Hennessy Louis Vuitton SE	11,986	8,322,537
		15,826,230
Germany — 14.4%
adidas AG	65,557	11,340,810
SAP SE	100,298	9,355,069
Siemens Healthineers AG	300,336	15,390,316
		36,086,195
Ireland — 24.5%
Accenture PLC, Class A	43,480	13,316,185
Experian PLC	227,426	7,962,704
ICON PLC*	112,379	27,111,434
Medtronic PLC	141,804	13,119,706
		61,510,029
Netherlands — 3.7%
ASML Holding NV	16,050	9,224,872
	Number of Shares	Value
COMMON STOCKS — (Continued)
Spain — 2.8%
Amadeus IT Group SA*	119,732	$ 6,981,601
Sweden — 5.0%
Evolution AB	129,769	12,591,595
Switzerland — 2.6%
Temenos AG, Registered Shares	82,271	6,530,061
United Kingdom — 11.3%
Bunzl PLC	177,261	6,652,726
Sage Group PLC (The)	1,899,014	16,365,932
Unilever PLC	110,371	5,375,389
		28,394,047
United States — 9.8%
Aon PLC, Class A	84,280	24,528,851
Uruguay — 2.1%
Globant SA*	26,090	5,198,172
TOTAL COMMON STOCKS (Cost $225,854,232)		234,767,143

TOTAL INVESTMENTS - 93.6% (Cost $225,854,232)		234,767,143
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.4%		16,157,052
NET ASSETS - 100.0%		$250,924,195

†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments
July 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 95.2%
Asset Management — 3.7%
Hamilton Lane, Inc., Class A	57,957	$ 4,379,810
Auto Parts — 6.0%
Fox Factory Holding Corp.*	75,812	7,176,364
Capital Markets — 4.7%
Houlihan Lokey, Inc.	65,469	5,536,059
Health Information Services — 5.8%
Doximity, Inc., Class A*	59,229	2,506,571
Progyny, Inc.*	144,671	4,416,806
		6,923,377
Household & Personal Products — 1.6%
Helen of Troy Ltd.*	14,031	1,877,207
Industrial Distribution — 2.2%
SiteOne Landscape Supply, Inc.*	18,842	2,625,256
Insurance - Diversified — 4.8%
Goosehead Insurance, Inc., Class A	100,395	5,643,203
Internet Retail — 5.5%
Farfetch Ltd., Class A*	224,738	1,784,420
Revolve Group, Inc.*	166,492	4,715,053
		6,499,473
Leisure — 4.9%
YETI Holdings, Inc.*	114,491	5,812,708
Medical Care Facilities — 4.8%
AMN Healthcare Services, Inc.*	50,874	5,720,273
Medical Instruments & Supplies — 3.9%
Azenta, Inc.	38,401	2,621,252
Warby Parker, Inc., Class A*	164,514	2,038,329
		4,659,581
Restaurants — 4.3%
Wingstop, Inc.	40,672	5,131,993
Software Application — 27.8%
Alarm.com Holdings, Inc.*	73,402	5,194,659
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Appfolio, Inc., Class A*	34,572	$ 3,519,775
Blackline, Inc.*	73,396	4,640,095
Bumble, Inc., Class A*	125,117	4,744,437
Duck Creek Technologies, Inc.*	200,787	2,770,861
Globant SA*	27,490	5,477,108
Olo, Inc., Class A*	356,369	3,816,712
Paylocity Holding Corp.*	14,165	2,916,998
		33,080,645
Software Infrastructure — 11.4%
Altair Engineering, Inc., Class A*	68,016	4,006,822
Endava PLC, SP ADR*	28,195	2,875,890
Qualys, Inc.*	54,840	6,708,029
		13,590,741
Specialty Retail — 3.8%
Five Below, Inc.*	35,000	4,447,450
TOTAL COMMON STOCKS (Cost $120,627,078)		113,104,140

TOTAL INVESTMENTS - 95.2% (Cost $120,627,078)		113,104,140
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8%		5,733,463
NET ASSETS - 100.0%		$118,837,603

†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND
Portfolio of Investments
July 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.2%
Australia — 7.2%
Cochlear Ltd.	2,698	$ 406,661
Pro Medicus Ltd.	16,642	582,951
Technology One Ltd.	62,408	517,816
		1,507,428
Canada — 11.1%
Altus Group Ltd.	22,645	929,638
Kinaxis, Inc.*	7,087	847,197
TMX Group Ltd.	5,118	525,129
		2,301,964
Denmark — 3.9%
Netcompany Group A/S*	14,356	805,046
Finland — 4.6%
Musti Group Oyj	45,817	949,621
Germany — 10.9%
CompuGroup Medical SE & Co. KGaA	16,231	703,587
CTS Eventim AG & Co. KGaA*	9,242	509,080
MYT Netherlands Parent BV, ADR*	79,495	1,048,539
		2,261,206
Ireland — 4.2%
Keywords Studios PLC	28,295	869,898
Italy — 3.0%
Amplifon SpA	19,098	631,536
Japan — 5.9%
Benefit One, Inc.	16,800	272,873
Kakaku.com, Inc.	48,700	953,870
		1,226,743
Netherlands — 4.4%
Euronext NV	11,248	916,472
South Korea — 4.1%
Douzone Bizon Co. Ltd.	12,870	319,523
Koh Young Technology, Inc.	49,571	539,676
		859,199
	Number of Shares	Value
COMMON STOCKS — (Continued)
Sweden — 3.2%
Thule Group AB (The)	23,188	$ 673,189
Switzerland — 6.5%
Tecan Group AG, Registered Shares	1,558	553,303
Temenos AG, Registered Shares	10,100	801,663
		1,354,966
United Kingdom — 22.6%
Auto Trader Group PLC	87,158	671,946
Dechra Pharmaceuticals PLC	10,113	455,112
Endava PLC, SP ADR*	13,811	1,408,722
Fevertree Drinks PLC	70,509	923,821
GB Group PLC	84,820	524,869
Kin & Carta PLC*	310,250	708,846
		4,693,316
Uruguay — 5.6%
Globant SA*	5,821	1,159,776
TOTAL COMMON STOCKS (Cost $22,503,130)		20,210,360

TOTAL INVESTMENTS - 97.2% (Cost $22,503,130)		20,210,360
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%		574,028
NET ASSETS - 100.0%		$20,784,388

†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND
Portfolio of Investments
July 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 95.2%
Argentina — 2.6%
MercadoLibre, Inc.*	562	$ 457,305
Brazil — 2.3%
Raia Drogasil SA	99,700	404,265
Cambodia — 6.8%
NagaCorp Ltd.*	1,284,000	1,197,502
China — 26.0%
Alibaba Group Holding Ltd.*	47,400	532,940
ANTA Sports Products Ltd.	48,000	528,521
Autohome, Inc., Class A	89,980	778,170
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	128,274	682,426
NetEase, Inc.	30,400	568,686
Tencent Music Entertainment Group, ADR*	178,826	752,857
Tingyi Cayman Islands Holding Corp.	270,000	444,471
Zhejiang Supor Co. Ltd., Class A	42,605	297,004
		4,585,075
India — 16.2%
Bajaj Auto Ltd.	11,770	582,772
Colgate-Palmolive India Ltd.	9,640	193,329
HDFC Bank Ltd.	58,690	1,071,742
Titan Co. Ltd.	24,580	732,035
United Spirits Ltd.*	28,370	279,582
		2,859,460
Mexico — 2.5%
Fomento Economico Mexicano SAB de CV	69,500	431,343
Netherlands — 4.1%
Prosus NV	10,980	716,280
Russia — 0.0%
VK Co. Ltd., GDR(a)(b)*	34,180	342
Yandex NV, Class A(a)(b)*	26,923	269
		611
Singapore — 5.0%
Karooooo Ltd.*	32,736	877,325
South Africa — 4.6%
Discovery Ltd.*	41,850	323,398
Mr Price Group Ltd.	44,740	487,131
		810,529
	Number of Shares	Value
COMMON STOCKS — (Continued)
Switzerland — 2.2%
Wizz Air Holdings PLC*	14,280	$ 387,798
Taiwan — 5.9%
momo.com, Inc.	22,800	624,974
Taiwan Semiconductor Manufacturing Co. Ltd.	24,000	411,590
		1,036,564
Thailand — 1.1%
Home Product Center PCL	533,500	193,246
Vietnam — 15.9%
Mobile World Investment Corp.	525,000	1,374,141
Phu Nhuan Jewelry JSC	217,300	1,064,225
Vietnam Dairy Products JSC	116,400	363,365
		2,801,731
TOTAL COMMON STOCKS (Cost $23,391,618)		16,759,034

TOTAL INVESTMENTS - 95.2% (Cost $23,391,618)		16,759,034
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8%		854,156
NET ASSETS - 100.0%		$17,613,190

(a)	Security is deemed illiquid at July 31, 2022.
(b)	Security is fair valued by the valuation committee in accordance with the policies established by the Board of Trustees.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
ADR	American Depositary Receipt
GDR	Global Depository Receipt
JSC	Joint Stock Company
PCL	Public Company Limited
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments
July 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 95.5%
Asset Management — 3.3%
Hamilton Lane, Inc., Class A	9,290	$ 702,045
Auto & Truck Dealerships — 4.1%
Copart, Inc.*	6,733	862,497
Auto Parts — 4.8%
Fox Factory Holding Corp.*	10,627	1,005,952
Building Products & Equipment — 3.7%
Trex Co., Inc.*	11,910	768,433
Capital Markets — 4.1%
Houlihan Lokey, Inc.	10,146	857,946
Diagnostics & Research — 2.0%
Charles River Laboratories International, Inc.*	1,712	428,924
Health Information Services — 4.2%
Doximity, Inc., Class A*	7,631	322,944
Progyny, Inc.*	18,101	552,623
		875,567
Home Improvement Retail — 2.8%
Floor & Decor Holdings, Inc., Class A*	7,317	589,531
Insurance - Diversified — 4.4%
Goosehead Insurance, Inc., Class A	16,284	915,324
Internet Retail — 8.5%
Etsy, Inc.*	6,409	664,741
Farfetch Ltd., Class A*	50,304	399,414
Revolve Group, Inc.*	25,147	712,163
		1,776,318
Leisure — 3.6%
YETI Holdings, Inc.*	14,844	753,630
Medical Instruments & Supplies — 1.5%
Warby Parker, Inc., Class A*	26,379	326,836
Restaurants — 2.8%
Wingstop, Inc.	4,593	579,545
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — 36.8%
Alarm.com Holdings, Inc.*	10,355	$ 732,823
Aspen Technology, Inc.*	3,048	622,066
Duck Creek Technologies, Inc.*	27,130	374,394
Dynatrace, Inc.*	27,819	1,046,829
Fair Isaac Corp.*	2,025	935,611
Globant SA*	5,397	1,075,298
Olo, Inc., Class A*	48,540	519,864
Paycom Software, Inc.*	3,633	1,200,670
Trade Desk, Inc. (The), Class A*	14,364	646,380
Tyler Technologies, Inc.*	1,441	574,959
		7,728,894
Software Infrastructure — 3.2%
Endava PLC, SP ADR*	6,514	664,428
Specialty Retail — 5.7%
Five Below, Inc.*	5,230	664,576
RH*	1,869	522,255
		1,186,831
TOTAL COMMON STOCKS (Cost $25,494,113)		20,022,701

TOTAL INVESTMENTS - 95.5% (Cost $25,494,113)		20,022,701
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%		951,035
NET ASSETS - 100.0%		$20,973,736

†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL SMID COMPANY GROWTH FUND
Portfolio of Investments
July 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.6%
Australia — 4.4%
Cochlear Ltd.	1,102	$ 166,101
Pro Medicus Ltd.	5,905	206,846
		372,947
Canada — 10.4%
Altus Group Ltd.	6,039	247,917
Kinaxis, Inc.*	2,449	292,760
TMX Group Ltd.	3,308	339,415
		880,092
Denmark — 4.2%
Netcompany Group A/S*	6,430	360,577
Finland — 2.5%
Musti Group Oyj	10,386	215,264
Germany — 4.9%
CompuGroup Medical SE & Co. KGaA	4,891	212,017
CTS Eventim AG & Co. KGaA*	3,781	208,270
		420,287
Ireland — 2.0%
Keywords Studios PLC	5,519	169,675
Japan — 4.7%
Benefit One, Inc.	9,000	146,182
Kakaku.com, Inc.	12,800	250,709
		396,891
Netherlands — 4.8%
Euronext NV	5,040	410,652
South Korea — 4.3%
Douzone Bizon Co. Ltd.	5,260	130,590
Koh Young Technology, Inc.	21,420	233,198
		363,788
Switzerland — 8.1%
Tecan Group AG, Registered Shares	1,131	401,659
Temenos AG, Registered Shares	3,558	282,408
		684,067
United Kingdom — 9.1%
Dechra Pharmaceuticals PLC	4,070	183,161
	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Endava PLC, SP ADR*	3,940	$ 401,880
Fevertree Drinks PLC	14,317	187,584
		772,625
United States — 32.6%
Azenta, Inc.	3,332	227,442
Dynatrace, Inc.*	6,545	246,288
Fair Isaac Corp.*	890	411,207
Five Below, Inc.*	2,006	254,902
Floor & Decor Holdings, Inc., Class A*	4,660	375,456
Goosehead Insurance, Inc., Class A	3,023	169,923
Paycom Software, Inc.*	1,414	467,313
Revolve Group, Inc.*	6,411	181,560
Tyler Technologies, Inc.*	462	184,338
YETI Holdings, Inc.*	4,865	246,996
		2,765,425
Uruguay — 5.6%
Globant SA*	2,401	478,375
TOTAL COMMON STOCKS (Cost $9,877,242)		8,290,665

TOTAL INVESTMENTS - 97.6% (Cost $9,877,242)		8,290,665
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%		202,793
NET ASSETS - 100.0%		$8,493,458

†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments
July 31, 2022
(Unaudited)
	Par Value	Value
SENIOR LOANS†(a) — 83.7%
Consumer Discretionary Products — 4.7%
DexKo Global Inc., First Lien Closing Date Dollar Term Loan, 10/4/28(b)	$ 55,000	$ 49,844
Truck Hero, Inc., Initial Term Loan, 5.872% (LIBOR +350 bps), 1/31/28	95,000	86,299
Wheel Pros, Inc., First Lien Initial Term Loan, 5/11/28(b)	120,000	101,228
		237,371
Consumer Discretionary Services — 4.8%
KUEHG Corp., First Lien Term B-3 Loan, 2/21/25(b)	120,000	115,600
Learning Care Group U.S. No.2, Inc., First Lien Initial Term Loan, 3/13/25(b)	135,000	128,398
		243,998
Consumer Staple Products — 2.0%
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loan, 12/22/26(b)	55,000	51,637
Naked Juice, LLC, Second Lien Initial Term Loan, 1/24/30(b)	55,000	50,830
		102,467
Financial Services — 1.5%
Zest Acquisition Corp., First Lien Initial Term Loan, 3/14/25(b)	80,000	75,067
Health Care — 15.4%
Aveanna Healthcare, LLC, Initial Term Loan, 12/10/29(b)	85,000	68,425
Bausch Health Cos., Inc., Second Amendment Term Loans, 2/1/27(b)	30,000	25,333
Cano Health, LLC, Converted 2022 Replacement Term Loan, 11/23/27(b)	80,000	75,500
EyeCare Partners, LLC, Amendment No.1 Term Loan, 11/15/28(b)	55,000	51,379
EyeCare Partners, LLC, Second Lien Initial Term Loan, 11/15/29(b)	90,000	84,375
LifePoint Health, Inc., First Lien Term B Loan, 11/16/25(b)	25,000	23,679
Packaging Coordinators Midco, Inc., First Lien Term B Loan, 11/30/27(b)	120,000	115,843
RXB Holdings, Inc., First Lien Initial Term Loan, 12/20/27(b)	105,000	100,013
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — (Continued)
Sharp Midco, LLC, First Lien Initial Term Loan, 12/29/28(b)	$105,000	$ 100,800
Summit Behavioral Healthcare, LLC, Initial Term Loan, 11/24/28(b)	105,000	99,225
Team Health Holdings, Inc., Initial Term Loan, 2/6/24(b)	40,000	36,004
		780,576
Industrial Products — 2.2%
SPX Flow, Inc., Term Loan, 4/5/29(b)	45,000	42,694
Titan AcquisitionCo New Zealand Ltd., Initial Term Loan, 3/28/25(b)	70,000	65,988
		108,682
Industrial Services — 13.4%
Ankura Consulting Group, LLC, First Lien Closing Date Term Loan, 3/17/28(b)	50,000	48,125
Brand Industrial Services, Inc., Initial Term Loan, 6/21/24(b)	85,000	77,853
Infinite Bidco, LLC, First Lien Term Loan, 5.50% (LIBOR +325 bps), 3/2/28(b)	55,000	51,562
Infinite Bidco, LLC, Second Lien Initial Term Loan, 9.25% (LIBOR +700 bps), 3/2/29	50,000	46,750
IRI Holdings, Inc., First Lien Initial Term Loan, 8.75% (LIBOR +000 bps), 12/1/25(b)	75,000	74,982
KKR Apple Bidco, LLC, First Lien Amendment No.1 Term Loan, 9/22/28(b)	45,000	43,931
KKR Apple Bidco, LLC, Second Lien Term Loan, 9/21/29(b)	140,000	135,042
LaserShip, Inc., First Lien Initial Term Loan, 5/7/28(b)	85,000	72,335
PECF USS Intermediate Holding III Corp., Initial Term Loan, 12/15/28(b)	80,000	73,442
RLG Holdings, LLC, First Lien Closing Date Initial Term Loan, 7/7/28(b)	55,000	52,617
		676,639
Insurance — 5.3%
Alliant Holdings Intermediate, LLC, Initial Term Loan (2018), 5/9/25(b)	65,000	63,035

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Continued)
July 31, 2022
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Insurance — (Continued)
Asurion, LLC, New B-4 Term Loan, 1/20/29(b)	$145,000	$ 125,026
USI, Inc., Term Loan B, 5/16/24(b)	80,000	78,825
		266,886
Materials — 6.9%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 11/24/27(b)	95,000	88,588
Clydesdale Acquisition Holdings, Inc., Term B Loan, 4/13/29(b)	35,000	33,719
CP Iris Holdco I, Inc., First Lien Initial Term Loan, 10/2/28(b)	83,299	77,312
Oscar AcquisitionCo, LLC, Term B Loan, 4/29/29(b)	55,000	50,317
Trident TPI Holdings, Inc., Incremental Term Loan, 9/15/28(b)	105,000	100,472
		350,408
Media — 11.7%
ABG Intermediate Holdings 2, LLC, Initial Term Loan, 12/20/29(b)	55,000	50,669
Arches Buyer, Inc., Refinancing Term Loan, 12/6/27(b)	55,000	50,689
Clear Channel Outdoor Holdings, Inc., Term B Loan, 8/21/26(b)	85,000	77,775
Getty Images, Inc., Initial Dollar Term Loan, 2/19/26(b)	90,000	88,020
MH Sub I, LLC, 2020 June New Term Loan, 9/13/24(b)	15,000	14,616
MH Sub I, LLC, Second Lien Term Loan, 2/23/29(b)	145,000	138,294
Ten-X, LLC, First Lien Term Loan, 6.372% (LIBOR +400 bps), 9/27/24	185,000	172,975
		593,038
Retail & Wholesale - Discretionary — 6.8%
CNT Holdings I Corp., Second Lien Initial Term Loan, 11/6/28(b)	170,000	163,483
Medical Solutions Holdings, Inc., Initial Term Loan, 11/1/28(b)	67,173	64,906
SRS Distribution, Inc., 2021 Refinancing Term Loan, 6/2/28(b)	24,937	23,846
White Cap Buyer, LLC, Initial Closing Date Term Loan, 10/19/27(b)	94,762	90,804
		343,039
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — 7.5%
Cloudera, Inc., Term Loan, 10/8/28(b)	$ 65,000	$ 61,709
Cloudera, Inc., Second Lien Term Loan, 10/8/29(b)	40,000	36,600
Dun & Bradstreet Corp. (The), Term Loan B, 2/6/26(b)	55,000	53,671
GI Consilio Parent, LLC, First Lien Initial Term Loan, 5/12/28(b)	110,000	101,864
Presidio Holdings, Inc., Term Loan, 1/22/27(b)	50,000	48,938
Ultimate Software Group, Inc. (The), First Lien Initial Term Loan, 5/4/26(b)	80,000	78,000
		380,782
Technology Hardware & Semiconductors — 1.5%
Altar Bidco, Inc., Initial Term Loan, 2/1/30(b)	80,000	73,200
TOTAL SENIOR LOANS (Cost $4,188,781)		4,232,153
CORPORATE BONDS† — 15.7%
Consumer Discretionary Products — 0.8%
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(c)	50,000	39,634
Consumer Staple Products — 1.6%
Simmons Foods, Inc., 4.625%, 3/1/29(c)	90,000	82,371
Financial Services — 1.3%
NFP Corp., 6.875%, 8/15/28(c)	75,000	66,150
Health Care — 2.9%
Tenet Healthcare Corp., 5.125%, 11/1/27(c)	150,000	148,117
Industrial Products — 0.7%
Titan Acquisition Ltd., 7.75%, 4/15/26(c)	40,000	35,902
Insurance — 2.9%
GTCR AP Finance, Inc., 8.00%, 5/15/27(c)	95,000	93,533
HUB International Ltd., 7.00%, 5/1/26(c)	55,000	54,374
		147,907

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Concluded)
July 31, 2022
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — 5.5%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(c)	$150,000	$ 124,758
Century Aluminum Co., 7.50%, 4/1/28(c)	170,000	150,743
		275,501
TOTAL CORPORATE BONDS (Cost $780,456)		795,582

TOTAL INVESTMENTS - 99.4% (Cost $4,969,237)		5,027,735
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		32,784
NET ASSETS - 100.0%		$5,060,519

(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2022.
(b)	All or a portion of this Senior Loan will settle after July 31, 2022, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2022 these securities amounted to $795,582 or 15.72% of net assets. These securities have been determined by the Adviser to be liquid securities.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN UPPER TIER HIGH YIELD FUND
Portfolio of Investments
July 31, 2022
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 84.2%
Consumer Discretionary Products — 3.8%
Griffon Corp., 5.75%, 3/1/28	$30,000	$ 28,712
PGT Innovations, Inc., 4.375%, 10/1/29(a)	20,000	18,175
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	15,000	11,890
Thor Industries, Inc., 4.00%, 10/15/29(a)	25,000	20,286
		79,063
Consumer Discretionary Services — 2.9%
1011778 BC ULC, 4.00%, 10/15/30(a)	10,000	8,739
Boyd Gaming Corp., 4.75%, 12/1/27	20,000	19,268
Penn Entertainment, Inc., 4.125%, 7/1/29(a)	40,000	33,338
		61,345
Consumer Staple Products — 2.0%
Pilgrim's Pride Corp., 5.875%, 9/30/27(a)	10,000	10,008
Post Holdings, Inc., 5.50%, 12/15/29(a)	15,000	14,245
Simmons Foods, Inc., 4.625%, 3/1/29(a)	20,000	18,305
		42,558
Health Care — 5.1%
Cano Health, LLC, 6.25%, 10/1/28(a)	10,000	8,978
CHS/Community Health Systems, Inc., 6.00%, 1/15/29(a)	10,000	8,752
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(a)	30,000	27,487
Molina Healthcare, Inc., 4.375%, 6/15/28(a)	15,000	14,471
Tenet Healthcare Corp., 5.125%, 11/1/27(a)	20,000	19,749
US Acute Care Solutions, LLC, 6.375%, 3/1/26(a)	30,000	27,985
		107,422
Industrial Products — 3.0%
ATS Automation Tooling Systems, Inc., 4.125%, 12/15/28(a)	20,000	17,756
Titan Acquisition Ltd., 7.75%, 4/15/26(a)	15,000	13,463
TransDigm, Inc., 4.625%, 1/15/29	35,000	31,541
		62,760
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Services — 11.1%
American Airlines, Inc., 11.75%, 7/15/25(a)	$20,000	$ 22,141
AMN Healthcare, Inc., 4.625%, 10/1/27(a)	10,000	9,596
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	65,000	58,444
Delta Air Lines, Inc., 3.75%, 10/28/29	20,000	17,407
Dycom Industries, Inc., 4.50%, 4/15/29(a)	15,000	13,780
H&E Equipment Services, Inc., 3.875%, 12/15/28(a)	30,000	26,092
IEA Energy Services, LLC, 6.625%, 8/15/29(a)	50,000	49,555
Korn Ferry, 4.625%, 12/15/27(a)	10,000	9,390
TopBuild Corp., 3.625%, 3/15/29(a)	20,000	18,100
TriNet Group, Inc., 3.50%, 3/1/29(a)	10,000	8,737
		233,242
Materials — 6.6%
Arconic Corp., 6.125%, 2/15/28(a)	25,000	25,050
ATI, Inc., 5.125%, 10/1/31	20,000	16,634
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	10,000	8,317
Century Aluminum Co., 7.50%, 4/1/28(a)	45,000	39,902
Ingevity Corp., 3.875%, 11/1/28(a)	20,000	17,773
Kaiser Aluminum Corp., 4.50%, 6/1/31(a)	20,000	16,146
Rayonier AM Products, Inc., 7.625%, 1/15/26(a)	15,000	13,464
		137,286
Media — 12.3%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	40,000	36,494
Arches Buyer, Inc., 6.125%, 12/1/28(a)	10,000	8,225
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26(a)	20,000	17,907
DISH DBS Corp., 7.375%, 7/1/28	15,000	10,757
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	30,000	20,532
Lions Gate Capital Holdings, LLC, 5.50%, 4/15/29(a)	30,000	24,479
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	25,000	21,152

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN UPPER TIER HIGH YIELD FUND
Portfolio of Investments (Continued)
July 31, 2022
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
Playtika Holding Corp., 4.25%, 3/15/29(a)	$10,000	$ 8,982
Scripps Escrow, Inc., 5.875%, 7/15/27(a)	30,000	28,789
TripAdvisor, Inc., 7.00%, 7/15/25(a)	20,000	19,978
Uber Technologies, Inc., 7.50%, 9/15/27(a)	35,000	35,481
Urban One, Inc., 7.375%, 2/1/28(a)	30,000	25,427
		258,203
Oil & Gas — 13.2%
Antero Midstream Partners LP, 5.75%, 1/15/28(a)	35,000	34,265
Archrock Partners LP, 6.25%, 4/1/28(a)	10,000	9,072
Cheniere Energy Partners LP, 4.00%, 3/1/31	20,000	18,557
DT Midstream, Inc., 4.375%, 6/15/31(a)	25,000	22,489
Harvest Midstream I LP, 7.50%, 9/1/28(a)	40,000	38,241
Hilcorp Energy I LP, 6.25%, 11/1/28(a)	15,000	14,549
Parkland Corp., 4.625%, 5/1/30(a)	25,000	22,425
Southwestern Energy Co., 4.75%, 2/1/32	25,000	23,343
Teine Energy Ltd., 6.875%, 4/15/29(a)	60,000	55,924
Transocean Proteus Ltd., 6.25%, 12/1/24(a)	20,250	19,197
Transocean, Inc., 11.50%, 1/30/27(a)	20,000	19,006
		277,068
Real Estate — 8.2%
Five Point Operating Co. LP, 7.875%, 11/15/25(a)	70,000	59,436
Howard Hughes Corp. (The), 4.375%, 2/1/31(a)	25,000	21,226
Kennedy-Wilson, Inc., 5.00%, 3/1/31	40,000	34,158
Realogy Group, LLC, 5.75%, 1/15/29(a)	70,000	57,473
		172,293
Retail & Wholesale - Discretionary — 4.3%
Builders FirstSource, Inc., 4.25%, 2/1/32(a)	15,000	12,873
GYP Holdings III Corp., 4.625%, 5/1/29(a)	30,000	24,366
	Par Value	Value
CORPORATE BONDS — (Continued)
Retail & Wholesale - Discretionary — (Continued)
Patrick Industries, Inc., 4.75%, 5/1/29(a)	$40,000	$ 31,231
Specialty Building Products Holdings, LLC, 6.375%, 9/30/26(a)	25,000	22,315
		90,785
Software & Technology Services — 4.5%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(a)	35,000	32,425
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)	15,000	14,003
Presidio Holdings, Inc., 8.25%, 2/1/28(a)	15,000	14,174
Rackspace Technology Global, Inc., 3.50%, 2/15/28(a)	20,000	16,570
Twilio, Inc., 3.625%, 3/15/29	20,000	17,643
		94,815
Technology Hardware & Semiconductors — 3.0%
CommScope, Inc., 4.75%, 9/1/29(a)	20,000	17,438
TTM Technologies, Inc., 4.00%, 3/1/29(a)	25,000	22,122
Viasat, Inc., 5.625%, 9/15/25(a)	10,000	8,828
Viasat, Inc., 6.50%, 7/15/28(a)	20,000	14,935
		63,323
Telecommunications — 4.2%
Level 3 Financing, Inc., 4.25%, 7/1/28(a)	10,000	8,751
Level 3 Financing, Inc., 4.625%, 9/15/27(a)	25,000	22,912
Lumen Technologies, Inc., 4.50%, 1/15/29(a)	15,000	11,930
Lumen Technologies, Inc., 5.125%, 12/15/26(a)	10,000	9,153
Lumen Technologies, Inc., 7.50%, 4/1/24	20,000	20,602
Telesat Canada, 5.625%, 12/6/26(a)	15,000	9,642
Telesat Canada, 6.50%, 10/15/27(a)	10,000	4,174
		87,164
TOTAL CORPORATE BONDS (Cost $1,679,147)		1,767,327

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN UPPER TIER HIGH YIELD FUND
Portfolio of Investments (Concluded)
July 31, 2022
(Unaudited)
	Par Value	Value
SENIOR LOANS†(b) — 11.2%
Consumer Discretionary Products — 0.9%
DexKo Global Inc., First Lien Closing Date Dollar Term Loan, 10/4/28(c)	$10,000	$ 9,063
Truck Hero, Inc., Initial Term Loan, 5.872% (LIBOR +350 bps), 1/31/28	10,000	9,084
		18,147
Financial Services — 0.9%
Zest Acquisition Corp., First Lien Initial Term Loan, 3/14/25(c)	20,000	18,767
Health Care — 1.5%
Bausch Health Cos., Inc., Second Amendment Term Loans, 2/1/27(c)	25,000	21,111
LifePoint Health, Inc., First Lien Term B Loan, 11/16/25(c)	10,000	9,471
		30,582
Industrial Products — 0.9%
SPX Flow, Inc., Term Loan, 4/5/29(c)	10,000	9,488
Titan AcquisitionCo New Zealand Ltd., Initial Term Loan, 3/28/25(c)	10,000	9,427
		18,915
Industrial Services — 0.9%
Cimpress PLC, Tranche B-1 Term Loan, 5/17/28(c)	20,000	18,400
Insurance — 1.8%
Asurion, LLC, New B-4 Term Loan, 1/20/29(c)	45,000	38,801
Materials — 0.4%
Oscar AcquisitionCo, LLC, Term B Loan, 4/29/29(c)	10,000	9,148
Media — 2.5%
Arches Buyer, Inc., Refinancing Term Loan, 12/6/27(c)	10,000	9,216
Clear Channel Outdoor Holdings, Inc., Term B Loan, 8/21/26(c)	15,000	13,725
MH Sub I, LLC, 2020 June New Term Loan, 9/13/24(c)	10,000	9,744
Ten-X, LLC, First Lien Term Loan, 6.372% (LIBOR +400 bps), 9/27/24	10,000	9,350
UPC Financing Partnership, Facility AX, 1/31/29(c)	10,000	9,773
		51,808
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — 0.4%
GI Consilio Parent, LLC, First Lien Initial Term Loan, 5/12/28(c)	$10,000	$ 9,260
Telecommunications — 1.0%
West Corp., Initial Term B Loan, 10/10/24(c)	25,000	20,969
TOTAL SENIOR LOANS (Cost $232,296)		234,797

TOTAL INVESTMENTS - 95.4% (Cost $1,911,443)		2,002,124
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%		96,255
NET ASSETS - 100.0%		$2,098,379

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2022 these securities amounted to $1,528,705 or 72.85% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2022.
(c)	All or a portion of this Senior Loan will settle after July 31, 2022, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH FUNDS
Notes to the Quarterly Portfolio of Investments July 31, 2022
(Unaudited)
A. Portfolio Valutation:
Portfolio Valuation – The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund, Polen Global Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund, Polen Global SMID Company Growth Fund, Polen Bank Loan Fund and Polen Upper Tier High Yield Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees ("Board of Trustees"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange

POLEN GROWTH FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2022
(Unaudited)
on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of July 31, 2022, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 07/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Investments in Securities*	$9,034,566,786	$9,034,566,786	$—	$—
Polen Global Growth Fund
Assets
Common Stocks
Australia	$14,211,852	$—	$14,211,852	$—
France	27,429,934	—	27,429,934	—
Germany	56,652,128	—	56,652,128	—
Ireland	58,190,415	58,190,415	—	—
Switzerland	21,751,168	—	21,751,168	—
United States	364,521,729	364,521,729	—	—
Total Assets	$542,757,226	$422,712,144	$120,045,082	$—
Polen International Growth Fund
Assets
Common Stocks
Argentina	$5,441,279	$5,441,279	$—	$—
Australia	7,217,813	—	7,217,813	—
Canada	3,028,817	3,028,817	—	—
China	12,207,581	—	12,207,581	—
France	15,826,230	—	15,826,230	—
Germany	36,086,195	—	36,086,195	—
Ireland	61,510,029	53,547,325	7,962,704	—
Netherlands	9,224,872	—	9,224,872	—
Spain	6,981,601	—	6,981,601	—
Sweden	12,591,595	—	12,591,595	—
Switzerland	6,530,061	—	6,530,061	—
United Kingdom	28,394,047	—	28,394,047	—

POLEN GROWTH FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2022
(Unaudited)
Funds	Total Value at 07/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
United States	$24,528,851	$24,528,851	$—	$—
Uruguay	5,198,172	5,198,172	—	—
Total Assets	$234,767,143	$91,744,444	$143,022,699	$—
Polen U.S. Small Company Growth Fund
Assets
Investments in Securities*	$113,104,140	$113,104,140	$—	$—
Polen International Small Company Growth Fund
Assets
Common Stocks
Australia	$1,507,428	$—	$1,507,428	$—
Canada	2,301,964	2,301,964	—	—
Denmark	805,046	—	805,046	—
Finland	949,621	—	949,621	—
Germany	2,261,206	1,048,539	1,212,667	—
Ireland	869,898	—	869,898	—
Italy	631,536	—	631,536	—
Japan	1,226,743	—	1,226,743	—
Netherlands	916,472	—	916,472	—
South Korea	859,199	—	859,199	—
Sweden	673,189	—	673,189	—
Switzerland	1,354,966	—	1,354,966	—
United Kingdom	4,693,316	1,408,722	3,284,594	—
Uruguay	1,159,776	1,159,776	—	—
Total Assets	$20,210,360	$5,919,001	$14,291,359	$—
Polen Global Emerging Markets Growth Fund
Assets
Common Stocks
Argentina	$457,305	$457,305	$—	$—
Brazil	404,265	404,265	—	—
Cambodia	1,197,502	—	1,197,502	—
China	4,585,075	752,857	3,832,218	—
India	2,859,460	—	2,859,460	—
Mexico	431,343	431,343	—	—
Netherlands	716,280	—	716,280	—
Russia	611	—	—	611
Singapore	877,325	877,325	—	—
South Africa	810,529	—	810,529	—
Switzerland	387,798	—	387,798	—
Taiwan	1,036,564	—	1,036,564	—

POLEN GROWTH FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2022
(Unaudited)
Funds	Total Value at 07/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Thailand	$193,246	$—	$193,246	$—
Vietnam	2,801,731	—	2,801,731	—
Total Assets	$16,759,034	$2,923,095	$13,835,328	$611
Polen U.S. SMID Company Growth Fund
Assets
Investments in Securities*	$20,022,701	$20,022,701	$—	$—
Polen Global SMID Company Growth Fund
Assets
Common Stocks
Australia	$372,947	$—	$372,947	$—
Canada	880,092	880,092	—	—
Denmark	360,577	—	360,577	—
Finland	215,264	—	215,264	—
Germany	420,287	—	420,287	—
Ireland	169,675	—	169,675	—
Japan	396,891	—	396,891	—
Netherlands	410,652	—	410,652	—
South Korea	363,788	—	363,788	—
Switzerland	684,067	—	684,067	—
United Kingdom	772,625	401,880	370,745	—
United States	2,765,425	2,765,425	—	—
Uruguay	478,375	478,375	—	—
Total Assets	$8,290,665	$4,525,772	$3,764,893	$—
Polen Bank Loan Fund
Assets
Corporate Bonds*	$795,582	$—	$795,582	$—
Senior Loans*	4,232,153	—	4,232,153	—
Total Assets	$5,027,735	$—	$5,027,735	$—
Polen Upper Tier High Yield Fund
Assets
Corporate Bonds*	$1,767,327	$—	$1,767,327	$—
Senior Loans*	234,797	—	234,797	—
Total Assets	$2,002,124	$—	$2,002,124	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades

POLEN GROWTH FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded) July 31, 2022
(Unaudited)
in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.